CONSOLIDATED FINANCIAL STATEMENTS DETAILS - Other Non-current assets (Details) ₽ in Millions, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽)
Other Non-current Assets
Loans to employees	$ 26.0	₽ 1,492.0	₽ 1,129.0
Loans granted to third parties	14.7	849.0	847.0
VAT reclaimable	11.1	638.0	148.0
Loans granted to related parties (note 17)	3.0	173.0	173.0
Interest receivable	0.7	43.0	27.0
Restricted cash	0.3	20.0	442.0
Other receivables	1.5	86.0	45.0
Total other non-current assets	$ 57.3	₽ 3,301.0	2,811.0
U.S. dollar denominated
Other Non-current Assets
Interest rate (as a percent)	2.00%	2.00%
U.S. dollar denominated | Maximum
Other Non-current Assets
Interest rate (as a percent)	4.00%	4.00%
RUB-denominated | Maximum
Other Non-current Assets
Interest rate (as a percent)	7.00%	7.00%
24Auto Ru
Other Non-current Assets
Cash reserved in special escrow	$ 0.0		425.0
Other restricted cash	$ 0.3	₽ 20.0	₽ 17.0